LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Disclosure of detail information about reconciliation movements of lease liabilities [Table Text Block]
	2021	2020
Balance, beginning of year	$2,292	$3,532
New leases	79	33
Interest expense	91	144
Interest paid	(91)	(144)
Payment of principal portion of lease liabilities	(1,231)	(1,293)
Effect of changes in foreign exchange rates	23	20
Balance, end of year	$1,163	$2,292

Disclosure of maturity analysis of lease payments [Table text block]
	2021	2020
Year 1	$1,165	$1,243
Year 2	19	1,138
Year 3	9	19
Year 4	-	9
Year 5+	-	-
Total undiscounted lease payments	$1,193	$2,409

Carrying value of lease liabilities	$1,163	$2,292